Equity (Details)															1 Months Ended							2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2025 $ / shares shares	Nov. 25, 2025 shares	Nov. 11, 2025 USD ($) $ / shares shares	Oct. 30, 2025 USD ($) $ / shares shares	Oct. 21, 2025 USD ($) $ / shares shares	Sep. 03, 2025 USD ($) shares	Nov. 26, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 08, 2024 USD ($) shares	Aug. 02, 2024 USD ($) shares	Jun. 24, 2024 USD ($) $ / shares shares	Nov. 21, 2023 USD ($) $ / shares shares	Nov. 21, 2022 shares	Oct. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($) investor shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) day $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 28, 2025 shares	Oct. 18, 2025 USD ($)	Aug. 28, 2025 shares	Apr. 04, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 20, 2025 USD ($)
Equity (Details) [Line Items]
Preferred stock, shares authorized	10,000,000																10,000,000											10,000,000	10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001																$ 0.0001											$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,788																6,158											1,788	6,158
Preferred stock, shares outstanding	1,788																6,158											1,788	6,158
Common stock, shares authorized	100,000,000																100,000,000						100,000,000			100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001											$ 0.0001					$ 0.0001						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding	414,914											183,660					203,715						695,998			695,998		414,914	203,715
Common stock issued shares	414,914																203,715						695,998			695,998		414,914	203,715	6,250		6,250		1,250
Common stock issuance obligation (in Dollars) | $	$ 18,941																$ 69,621						$ 5,918			$ 5,918		$ 18,941	$ 69,621
Share-based compensation expense (in Dollars) | $																										$ 643,861	$ 764,036	$ 1,124,519	896,537
Number of shares of common stock issued to seller																										0		0
Conversion of stock, equivalent common stock shares upon conversion																												12,165,889
Conversion of shares issued																												60,988
Exchange ratio																												0.005
Value of shares issued and to be issued under the agreement (in Dollars) | $																					$ 25,000								25,000
Consulting expense recognized (in Dollars) | $																													$ 62,500
Shares issued as part of stock grants to vendors																				2,500									31
Principal balance of debt (in Dollars) | $							$ 304,288
Shares issued to placement agent																				313
Estimated the fair value of the shares of common stock issued (in Dollars) | $																												$ 0	$ 325,279
Fair value of shares issued to vendor for service (in Dollars) | $																				$ 534,000
Loss on extinguishment of accounts payable (in Dollars) | $																													534,000
Warrants and commitment shares issued in connection with the September 2024 Note																			1,250
Shares issued upon conversion												3,656
Conversion price (in Dollars per share) | $ / shares	$ 160																											$ 160
Payment Of Cash (in Dollars) | $																$ 10,000
Number of investors (in investor) | investor																1
Accrued interest expense (in Dollars) | $																	$ 558,358						$ 338,594			$ 338,594			$ 558,358
Default interest expense (in Dollars) | $							$ 13,712
Aggregate shares				11,767
Warrant shares per share (in Dollars per share) | $ / shares	$ 266.4											$ 920					$ 772						$ 625.01			$ 625.01		$ 266.4	$ 772
Granted																												0
Granted (in Dollars per share) | $ / shares																												$ 0
Weighted average grant date fair value (in Dollars per share) | $ / shares																												$ 729.6	$ 729.6
Recapitalization value (in Dollars) | $																												$ 5,728,784
Unrecognized compensation cost (in Dollars) | $	$ 50,680																$ 172,005											$ 50,680	$ 172,005
Key Managerial Personnel [Member]
Equity (Details) [Line Items]
Share based compensation issued shares	11,292																											11,292
Board of Directors [Member]
Equity (Details) [Line Items]
Share based compensation issued shares	11,292																											11,292
Public Warrants [Member]
Equity (Details) [Line Items]
Warrant shares		19,500
Warrant shares per share (in Dollars per share) | $ / shares	$ 920																$ 920						$ 920			$ 920		$ 920	$ 920
Warrants [Member]
Equity (Details) [Line Items]
Warrant shares per share (in Dollars per share) | $ / shares					$ 0.9667
Quantum Investor [Member]
Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																																	$ 0.0001
Common stock issued shares																																	6
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares issued	0																						0			0		0
Preferred stock, shares outstanding	0																						0			0		0
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares outstanding	183,660																											183,660
Common stock issued shares	211,199															6							104,755		6	104,755	6	211,199
Conversion of stock					20,922
Shares issued as part of stock grants to vendors																								37,500					2,844
Estimated the fair value of the shares of common stock issued (in Dollars) | $																										$ 3,732,827		$ 3,732,827	$ 66,750
Warrants and commitment shares issued in connection with the September 2024 Note																													1,250
Shares issued upon conversion																							34,324	8,540				27,313
Number of shares of Common Stock upon the settlement in working capital funds advanced																													2,531
Warrant shares		19,345
Stock Options [Member]
Equity (Details) [Line Items]
Share-based payment arrangement, noncash expense (in Dollars) | $																							$ 202,556			643,861	$ 764,036	$ 1,134,667
Common Stock Issuance Obligation [Member]
Equity (Details) [Line Items]
Number of shares issued for business combination (in Dollars) | $	$ 18,941																$ 69,621						5,918			5,918		18,941	$ 69,621
IDoc Virtual Telehealth Solutions, Inc [Member]
Equity (Details) [Line Items]
Number of shares issued for business combination												69,281
Number of shares issued for business combination (in Dollars) | $												$ 619,935
Common stock issuance obligation (in Dollars) | $	$ 18,941																69,621						5,918			5,918		$ 18,941	$ 69,621
Share-based compensation expense (in Dollars) | $																							$ 6,880		$ 2,047	$ 13,023	$ 10,238
Number of shares of common stock issued to seller												61,875																0	0
Shares issued in debt settlement or conversion												161
Estimated the fair value of the shares of common stock issued (in Dollars) | $																												$ 0	$ 68,907,052
IDoc Virtual Telehealth Solutions, Inc [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Number of shares issued for business combination												640
Share-Based Payment Arrangement, Option [Member]
Equity (Details) [Line Items]
Share-based payment arrangement, noncash expense (in Dollars) | $																									$ 373,977				826,916
Share-based compensation expense (in Dollars) | $												$ 0
Granted												10,046
Award requisite service period												1 year
Performance Shares [Member]
Equity (Details) [Line Items]
Granted																												2,179
Award vesting period																												1 year
Award requisite service period																												1 year
Common Stock Issuance Obligation [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Equity (Details) [Line Items]
Share-based compensation expense (in Dollars) | $																												$ 18,941
Private Placement [Member]
Equity (Details) [Line Items]
Sale of shares of common			122,951																							37,500
Fair Value, Recurring [Member] | Common Stock Issuance Obligation [Member]
Equity (Details) [Line Items]
Grant date fair value (in Dollars) | $												$ 619,935
September 2024 Convertible Note [Member]
Equity (Details) [Line Items]
Principal amount (in Dollars) | $					$ 2,222,222
Additional Bridge Notes [Member]
Equity (Details) [Line Items]
Principal balance of debt (in Dollars) | $								$ 92,593			$ 41,417						$ 150,000			$ 41,417									$ 150,000
Shares issued in debt settlement or conversion								582			177							582		177
Percentage discount on VWAP											5.00%									5.00%
Estimated the fair value of the shares of common stock issued (in Dollars) | $											$ 60,346
Principal amount (in Dollars) | $																		$ 93,130
Conversion price (in Dollars per share) | $ / shares													$ 800					$ 160				$ 160
Principal amount (in Dollars) | $													$ 150,000
Additional Bridge Notes [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares issued in debt settlement or conversion																													759
Exchange Note [Member]
Equity (Details) [Line Items]
Conversion of stock							7,500
Principal balance of debt (in Dollars) | $							$ 304,288	$ 500,000		$ 566,740					$ 1,219,516					$ 566,740
Shares issued in debt settlement or conversion							7,500	3,198		2,672					20,922			3,198		2,672
Percentage discount on VWAP										5.00%										5.00%
Estimated the fair value of the shares of common stock issued (in Dollars) | $										$ 664,790					$ 1,289,840
Principal amount (in Dollars) | $																		$ 511,693
Conversion price (in Dollars per share) | $ / shares												$ 800						$ 160				$ 160
Accrued interest expense (in Dollars) | $					34,959		$ 137,057	$ 11,693							34,959
Principal amount (in Dollars) | $					$ 1,219,516
Exchange Note [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares issued in debt settlement or conversion																													5,870
Equity Line Of Credit [Member]
Equity (Details) [Line Items]
Number of shares issued for business combination (in Dollars) | $																															$ 0
Shares issued upon conversion																						4,750							625
Proceeds from convertible note (in Dollars) | $																						$ 760,000							$ 760,000
Equity Line Of Credit [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares issued upon conversion																													4,750
Equity Line Of Credit, Commitment Fee Note [Member]
Equity (Details) [Line Items]
Shares issued upon conversion																	625												4,750
Proceeds from convertible note (in Dollars) | $																													$ 760,000
Conversion price (in Dollars per share) | $ / shares													$ 800				$ 800												$ 800
Equity Line Of Credit, Commitment Fee Note [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares issued upon conversion																													625
Quantum Promissory Note [Member]
Equity (Details) [Line Items]
Accrued interest expense (in Dollars) | $															1,196,203
Principal amount (in Dollars) | $															3,000,000
Aggregate amount (in Dollars) | $															$ 4,196,203
Aggregate shares															55,000
March 2025 Convertible Note [Member]
Equity (Details) [Line Items]
Common stock issued shares																							1,250			1,250
Conversion price (in Dollars per share) | $ / shares	$ 160																											$ 160						$ 160
Accrued interest expense (in Dollars) | $				$ 56,323		$ 44,017
Aggregate amount (in Dollars) | $				611,878		$ 152,713
Aggregate shares						4,009
Principal amount (in Dollars) | $				$ 555,555		$ 108,696																													$ 108,696
Conversion rate price per share (in Dollars per share) | $ / shares				$ 60.08		$ 75.6
September 2024 Convertible Note [Member]
Equity (Details) [Line Items]
Conversion of stock					46,234
Warrants and commitment shares issued in connection with the September 2024 Note									1,250
Proceeds from convertible note (in Dollars) | $																												$ 0	$ 2,000,000
Conversion price (in Dollars per share) | $ / shares									$ 160										$ 160
Accrued interest expense (in Dollars) | $					$ 555,815
Principal amount (in Dollars) | $									$ 2,222,222						$ 2,222,222				$ 2,222,222
Warrant shares per share (in Dollars per share) | $ / shares									$ 180										$ 180
Equity Incentive Plan 2024 [Member]
Equity (Details) [Line Items]
Common stock shares												31,800									31,800		31,800			31,800
Granted												10,046
Granted (in Dollars per share) | $ / shares												$ 968.8
Sponsor Affiliate [Member]
Equity (Details) [Line Items]
Number of shares of Common Stock upon the settlement in working capital funds advanced																		2,531
Value of stock issued during the period upon the settlement in working capital funds advanced (in Dollars) | $																		$ 405,000
Value of stock issued during period upon conversion of certain working capital funds advanced on debt restructuring (in Dollars) | $																		(261,225)
Additional reduction in the carrying value representing as gain on restructuring (in Dollars) | $																		$ 143,775
Convertible Note [Member]
Equity (Details) [Line Items]
Common stock issued shares																																		313
Maximum [Member]
Equity (Details) [Line Items]
Preferred stock, convertible term																										12 months		12 months
Series A Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares authorized	10,000,000																						10,000,000			10,000,000		10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001											0.0001											$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued	1,788																						122			122		1,788
Preferred stock, shares outstanding	1,788																6,158						122			122		1,788	6,158
Ownership percentage eligible to vote																										4.99%		4.99%
Preferred stock, conversion rate (in Dollars per share) | $ / shares	$ 800											160											$ 800			$ 800		$ 800
Percentage used for calculation of conversion price																										90.00%		90.00%
Threshold number of specified trading days																										3		3
Threshold period of specified consecutive trading days																										10		10
Alternate conversion measuring period																										3 days		3 days
Percentage of redemption price																										100.00%		100.00%
Redemption price per share (in Dollars per share) | $ / shares	$ 1,000																						$ 1,000			$ 1,000		$ 1,000
Conversion of stock		27,313																										371,715
Shares issued as part of stock grants to vendors													4,370	4,370
Conversion rate price per share (in Dollars per share) | $ / shares		$ 160
Series A Preferred Stock [Member] | Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares issued																							6,500			6,500
Shares issued upon conversion																							(300)	(1,366)				(4,370)
Series A Preferred Stock [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares issued upon conversion																							1,875
Series A Preferred Stock [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Equity (Details) [Line Items]
Preferred stock, conversion rate (in Dollars per share) | $ / shares												$ 160
Number of shares of common stock issued to seller												1,875
Series A Preferred Stock [Member] | A.G.P./Alliance Global Partners [Member]
Equity (Details) [Line Items]
Conversion of stock		4,370
Series B Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares authorized	10,000,000																						10,000,000			10,000,000		10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001																						$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued	0																						0			0		0
Preferred stock, shares outstanding	0																						0			0		0
Preferred stock, conversion rate (in Dollars per share) | $ / shares																							$ 52			$ 52
Redemption price per share (in Dollars per share) | $ / shares																							$ 1,000			$ 1,000
Sale of shares of common																										37,500
Private placement sale (in Dollars) | $																										$ 2,300,000
Beneficially own percent																										9.99%
Series B Preferred Stock [Member] | Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares issued																							2,000			2,000
Shares issued as part of stock grants to vendors																								2,000
Shares issued upon conversion																							(2,000)
Series B Preferred Stock [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares issued upon conversion																							16,250
Series B Preferred Stock [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Private placement sale (in Dollars) | $																										$ 2,300,000
Preferred Class A [Member]
Equity (Details) [Line Items]
Preferred stock, shares issued	6,500																											6,500
Series A-1 Preferred Stock [Member]
Equity (Details) [Line Items]
Conversion of stock																												1,228,492